Property plant and equipment net	6 Months Ended
Mar. 31, 2024
Property plant and equipment net
Property, plant, and equipment, net

Note 7 – Property, plant, and equipment, net

Property, plant, and equipment, stated at cost less accumulated depreciation, consisted of the following:

	March 31,	September 30,
	2024	2023
	(unaudited)
Machinery and equipment	$9,598,017	$9,498,312
Property and buildings	7,701,474	7,621,567
Vehicles	217,454	215,198
Office equipment	87,196	86,291
Subtotal	17,604,141	17,421,368
Construction in progress	5,216,649	5,162,523
Less: accumulated depreciation	(9,558,708)	(8,749,498)
Property, plant and equipment, net	$13,262,082	$13,834,393

Depreciation expense was $718,862 and $782,906 for the six months ended March 31, 2024 and 2023, respectively.